Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Components Of Tax Expense [Line Items]
Remeasurement of post-employment benefit liabilities, before tax		€ (19.4)	€ (2.9)	€ 23.6	€ 0.0
Remeasurement of post-employment benefit liabilities, tax charge/(credit)		6.1	2.0	6.3	0.0
Remeasurement of post-employment benefit liabilities, after tax		(13.3)	(0.9)	29.9
Net investment hedge, before tax		4.4	0.8	0.5
Net investment hedge, tax charge/(credit)		0.0	0.0	0.0
Net investment hedge, after tax		4.4	0.8	0.5
Cash flow hedges, before tax		(1.6)	16.4	(10.1)	0.0
Cash flow hedges, tax charge/(credit)		0.5	(5.0)	2.8
Cash flow hedges, after tax		(1.1)	11.4	(7.3)
Other comprehensive (income)/loss, before tax		(16.6)	14.3	14.0
Other comprehensive (income)/loss, tax charges/(credits)		6.6	(3.0)	9.1
Other comprehensive (income)/loss, after tax		(10.0)	11.3	23.1	€ (88.9)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current tax		0.0	0.0	0.0
Deferred tax		6.6	(3.0)	9.1
Total current and deferred tax		€ 6.6	€ (3.0)	€ 9.1
Predecessor
Components Of Tax Expense [Line Items]
Remeasurement of post-employment benefit liabilities, before tax	€ 2.5
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	(0.7)
Remeasurement of post-employment benefit liabilities, after tax	1.8
Net investment hedge, before tax	(44.7)
Net investment hedge, tax charge/(credit)	0.0
Net investment hedge, after tax	(44.7)
Cash flow hedges, before tax	0.0
Cash flow hedges, tax charge/(credit)	0.0
Cash flow hedges, after tax	0.0
Other comprehensive (income)/loss, before tax	(42.2)
Other comprehensive (income)/loss, tax charges/(credits)	(0.7)
Other comprehensive (income)/loss, after tax	(42.9)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current tax	0.0
Deferred tax	(0.7)
Total current and deferred tax	€ (0.7)